Net income(loss) per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income(loss) per share
Antidilutive securities excluded from computation of earnings per share amount	3,751,322	527,416	330,000
Shares issued to ADS borrowers		12,692,328	12,692,328